Stockholders' Equity (Deficit) - Preferred Stock (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	0
Preferred stock, shares outstanding	0	0
Preferred Stock
Preferred stock, par value	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000
Preferred stock, shares outstanding	0